Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment Estimated Useful Lives
Except for components related to overhaul costs, the depreciation method of which has been described in the preceding paragraph, other depreciation of property, plant and equipment is calculated using the straight-line method to write off their costs to their residual values over their estimated useful lives, as follows:

Owned aircraft and engines	20 years
Other flight equipment, including rotables	10 years
Buildings	8 to 35 years
Other property, plant and equipment	3 to 20 years

Summary of Investment Property Estimated Useful Lives	Depreciation is calculated on the straight-line basis to write off the cost to its residual value over its estimated useful life. The estimated useful lives are as follows:

Buildings	20 to 35 years

Summay of estimated useful lives of the assets under right of use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Aircraft and engines under leases	5 to 20 years
Buildings	2 to 10 years
Prepayments for land use rights	40 to 50 years
Others	2 to 5 years